Nuveen Georgia Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.9%
X 182,873,293 MUNICIPAL BONDS - 99.9%
X 182,873,293
Consumer Discretionary - 2.5%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,757,240
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,745,700
5,200 Total Consumer Discretionary 4,502,940
Education and Civic Organizations - 7.4%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,028,100
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,086,680
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,098,540
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 2,866,490
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,110,520
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call A3 619,066
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 A3 737,937
13,185 Total Education and Civic Organizations 13,547,333
Health Care - 8.5%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA+ 5,179,806
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 A+ 486,574
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A+ 737,465
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,372,592
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 AA 2,303,950
2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2020A, 4.000%, 2/15/39
2/30 at 100.00 A 2,421,375
2,000 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 A+ 2,087,600
16,210 Total Health Care 15,589,362
Tax Obligation/General - 18.5%
Atlanta, Georgia, General Obligation Bonds, Public
Improvement Social Series 2022A-1:
2,000 5.000%, 12/01/39 12/32 at 100.00 Aa1 2,262,840
2,845 5.000%, 12/01/41 12/32 at 100.00 Aa1 3,185,404
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 542,645
450 Bryan County School District, Georgia, General Obligation Bonds, Series
2021, 5.000%, 8/01/25
No Opt. Call AA+ 470,929

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA $ 1,720,012
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 2,032,940
265 Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021,
5.000%, 6/01/27
No Opt. Call AA 287,339
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,126,660
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 891,346
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa1 937,882
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,667,931
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,180,289
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 Aa1 766,512
500 Franklin County School District, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 3/01/28
No Opt. Call Aa1 552,010
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 AA 5,206,300
Georgia State Road and Tollway Authority, Guaranteed
Revenue Bonds, Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 AAA 1,141,325
2,380 4.000%, 7/15/38 7/31 at 100.00 AAA 2,408,536
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,168,140
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 269,158
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,419,024
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 Aa2 555,620
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,090,540
32,430 Total Tax Obligation/General 33,883,382
Tax Obligation/Limited - 10.7%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,529,595
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,566,450
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 436,441
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,121,876
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A 598,148
145 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 151,258
125 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 130,940
1,715 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28 2021 579872
No Opt. Call AAA 1,842,682
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call AAA 1,753,865

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Jefferson Public Building Authority, Georgia, Revenue
Bonds, Jackson County Project, Series 2021:
$ 340 4.000%, 3/01/26 No Opt. Call Aa2 $ 349,693
610 4.000%, 3/01/27 No Opt. Call Aa2 634,004
655 4.000%, 3/01/28 No Opt. Call Aa2 689,623
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AAA 2,085,940
2,000 5.000%, 7/01/42 7/26 at 100.00 AAA 2,082,000
3,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 3,554,671
18,921 Total Tax Obligation/Limited 19,527,186
Transportation - 11.1%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 Aa3 2,162,860
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 AA- 2,461,715
2,000 5.000%, 1/01/33 1/24 at 100.00 AA- 2,030,020
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38,
(AMT)
7/29 at 100.00 AA- 1,939,480
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 BBB+ 163,318
170 5.000%, 1/01/33 1/25 at 100.00 BBB+ 173,477
100 5.000%, 1/01/34 1/25 at 100.00 BBB+ 101,967
150 5.000%, 1/01/35 1/25 at 100.00 BBB+ 152,799
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 AA 4,713,881
2,000 4.000%, 7/01/51 7/31 at 100.00 AA 1,880,060
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 AA 4,576,236
20,080 Total Transportation 20,355,813
U.S. Guaranteed - 9.5% (4)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 Aa2 7,443,221
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 510,840
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,068,942
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,016,070
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2 2,038,020
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 AAA 4,254,320
16,630 Total U.S. Guaranteed 17,331,413
Utilities - 31.7%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 513,630
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,069,730
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 Aa2 1,725,399

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
$ 1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA $ 927,700
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA 1,063,881
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,109,162
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,783,533
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,101,700
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 1,993,328
Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020:
500 5.000%, 3/01/30 No Opt. Call A2 542,200
1,000 4.000%, 3/01/41 3/30 at 100.00 A2 915,500
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AAA 1,243,472
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 Aa3 4,324,200
605 Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019,
5.000%, 3/01/31 - BAM Insured
3/29 at 100.00 AA 673,855
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
3/23 at 100.00 AA 1,001,680
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
3/23 at 100.00 A1 2,000,560
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,517,460
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 2,930,040
550 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2021, 5.000%, 2/01/25
No Opt. Call Aa2 569,674
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 AA 499,965
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 487,400
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 318,310
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 362,268
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,763,262
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A 2,729,293
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,525,137
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa1 2,004,220
1,000 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 BBB+ 948,590
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 AA 3,211,950
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 871,100
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 865,768
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,496,480

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
$ 2,000 5.000%, 1/01/45 1/31 at 100.00 A2 $ 2,050,940
2,500 5.000%, 1/01/50 1/31 at 100.00 A2 2,547,425
2,405 5.000%, 1/01/59 7/28 at 100.00 BBB+ 2,293,721
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 573,355
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,435,845
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,016,910
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton?Hard Labor Creek Reservoir Water Treatment Facility Project,
Series 2022, 5.000%, 2/01/53
8/32 at 100.00 Aa1 1,127,221
59,210 Total Utilities 58,135,864
$ 181,866 Total Long-Term Investments (cost $189,651,231) 182,873,293
Other Assets & Liabilities, Net - 0.1% 253,605
Net Assets - 100% $ 183,126,898
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 182,873,293 $ – $ 182,873,293
Total
$ – $ 182,873,293 $ – $ 182,873,293
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
X 204,632,401 MUNICIPAL BONDS - 95.2%
X 204,632,401
Consumer Staples - 3.2%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 2,002,544
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/23 at 100.00 N/R 612,441
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 291,671
2,665 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
5/23 at 100.00 A- 2,673,635
200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 198,004
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,060,588
7,750 Total Consumer Staples 6,838,883
Education and Civic Organizations - 26.4%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,021,751
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
3/23 at 100.00 AA 816,092
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 469,495
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 662,256
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,045,570
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,041,567
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.?Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 689,850
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,028,910
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,010,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 A3 $ 458,970
1,200 3.000%, 3/01/37 3/31 at 100.00 A3 994,332
1,270 3.000%, 3/01/39 3/31 at 100.00 A3 1,013,536
1,000 3.000%, 3/01/42 3/31 at 100.00 A3 760,480
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,155,181
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,064,800
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,585,005
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,209,507
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A+ 239,791
1,680 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,542,240
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 204,284
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,525,140
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 A 2,019,497
4,510 5.000%, 7/01/59 7/29 at 100.00 A 4,563,624
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,520,370
6,300 5.000%, 7/01/56 7/26 at 100.00 A 6,347,754
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 474,295
540 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 506,531
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 256,446
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,159,651
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 17,985
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 2,815,976
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A+ 1,921,920
2,645 4.000%, 4/01/50 4/30 at 100.00 A+ 2,433,665
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 Caa1 850,000

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
3/23 at 100.00 N/R $ 1,036,946
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
2,835 0.000%, 10/01/31 (5) No Opt. Call Baa1 2,952,924
2,040 5.250%, 10/01/46 10/33 at 100.00 Baa1 1,940,693
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,514,220
59,280 Total Education and Civic Organizations 56,871,694
Energy - 0.1%
175 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 174,750
Health Care - 13.8%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 680,709
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,551,147
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 401,754
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 533,053
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,070,410
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,050,940
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,628,483
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
950 5.750%, 7/01/25 No Opt. Call A2 977,094
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 4,034,160
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,059,670
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 275,967
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 201,362
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call BBB+ 341,831
1,000 5.000%, 7/01/32 7/31 at 100.00 BBB+ 1,094,550
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,766,416
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,434,090
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 898,890
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,284,825
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,384,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 A- $ 902,350
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
4/23 at 100.00 A 1,085,184
29,665 Total Health Care 29,657,225
Housing/Multifamily - 1.3%
1,855 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
3/23 at 100.00 AA+ 1,856,910
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 960,650
2,855 Total Housing/Multifamily 2,817,560
Housing/Single Family - 2.0%
1,745 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,710,275
2,580 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 Aaa 2,498,575
4,325 Total Housing/Single Family 4,208,850
Industrials - 2.3%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/23 at 100.00 BBB- 790,327
220 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 232,060
280 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 246,574
95 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 81,264
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 93,365
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,677,660
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 103,869
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 104,233
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 1,079,240
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 220,742
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
3/23 at 100.00 BBB 231,290
6,185 Total Industrials 4,860,634

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.1%
$ 2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R $ 1,959,720
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 379,532
3,200 Total Long-Term Care 2,339,252
Materials - 0.9%
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 1,879,000
Tax Obligation/General - 8.6%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,047,372
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,568,784
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 256,467
350 4.000%, 10/01/39 10/30 at 100.00 BBB 328,034
425 4.000%, 10/01/40 10/30 at 100.00 BBB 395,535
Livingston Parish School District 1, Louisiana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,033,683
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 532,994
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 966,800
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 Aa2 1,067,691
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 A+ 3,092,659
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 A+ 1,849,447
2,000 5.000%, 12/01/46 12/30 at 100.00 A+ 2,088,080
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 130,946
525 5.000%, 12/01/29 12/25 at 100.00 A+ 548,709
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38
12/32 at 100.00 A+ 2,021,546
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,592,600
18,605 Total Tax Obligation/General 18,521,347
Tax Obligation/Limited - 9.6%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 BB 153,328
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,129,810
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 1,969,200
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 AA 2,927,850
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 1,925,540
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 818,040
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 N/R 992,710
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 535,149

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA $ 1,486,933
500 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
3/23 at 100.00 BBB+ 500,490
675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 676,917
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,412,069
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,451,528
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 324,116
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 N/R 88,160
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 752,107
680 4.000%, 8/01/39 8/29 at 100.00 AA 666,033
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 742,570
108 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 91,931
21,457 Total Tax Obligation/Limited 20,644,481
Transportation - 10.0%
1,345 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,348,174
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 742,586
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 814,427
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,027,550
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,020,860
1,295 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,300,569
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A 198,254
1,000 4.000%, 1/01/38 1/29 at 100.00 A 976,890
1,015 4.000%, 1/01/39 1/29 at 100.00 A 983,220
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A 2,025,680
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,359,527
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,077,060
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 826,997
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 2,799,500

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT),
5.000%, 4/01/50
4/30 at 100.00 A $ 2,064,080
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 995,070
21,335 Total Transportation 21,560,444
U.S. Guaranteed - 6.1% (6)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,035,770
1,500 Louisiana Energy and Power Authority, Power Project Revenue Bonds,
LEPA Unit 1, Series 2013A, 5.250%, 6/01/38, (Pre-refunded 6/01/23) -
AGM Insured
6/23 at 100.00 AA 1,507,590
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,053,640
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,053,640
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,525,470
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,650,931
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 26,506
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 381,401
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24)
- AGM Insured
9/24 at 100.00 AA 820,272
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,369,849
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 206,658
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/32, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A 500,655
12,770 Total U.S. Guaranteed 13,132,382
Utilities - 9.8%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,559,206
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,003,790
2,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 2,056,280
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 807,570
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 A3 4,447,995
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 A 1,123,051
1,000 4.000%, 6/01/50 6/30 at 100.00 A 892,970

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R $ 2,663
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB- 966,950
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 387
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 AA 1,446,832
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 AA 944,630
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 318,178
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,090,785
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,616,280
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,090,520
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 AA 290,377
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
3/23 at 100.00 Caa3 466,185
25,605 Total Utilities 21,125,899
$ 215,207 Total Municipal Bonds (cost $222,371,028) 204,632,401
Shares Description (1) Value
X 8,501,172 COMMON STOCKS - 4.0%
X 8,501,172
Independent Power And Renewable Electricity Producers - 4.0%
$ 111,006 Energy Harbor Corp (7),(8) $ 8,501,172
Total Common Stocks (cost $2,755,685) 8,501,172
Total Long-Term Investments (cost $225,126,713) 213,133,573
Other Assets & Liabilities, Net - 0.8% 1,818,630
Net Assets - 100% $ 214,952,203

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 204,632,401 $ – $ 204,632,401
Common Stocks – 8,501,172 – 8,501,172
Total
$ – $ 213,133,573 $ – $ 213,133,573
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air
Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 103.1%
X 552,341,344 MUNICIPAL BONDS - 103.1%
X 552,341,344
Education and Civic Organizations - 17.6%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,118,610
3,415 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 3,157,099
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,104,760
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 648,954
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 686,738
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 457,053
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 506,659
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 811,961
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,577,280
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 4,631,220
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 Baa2 1,077,410
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 804,128
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 686,980
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,142,750
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 7,914,600
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,266,981
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,360,736
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,082,341
960 University of North Carolina at Chapel Hill, General Revenue Bonds, Series
2021B, 5.000%, 12/01/38
12/31 at 100.00 AAA 1,083,802
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A2 5,120,950
University of North Carolina, Asheville, General Revenue
Bonds, Refunding Series 2019:
1,025 5.000%, 6/01/30 6/29 at 100.00 A2 1,130,380
1,000 5.000%, 6/01/31 6/29 at 100.00 A2 1,098,040
1,125 5.000%, 6/01/32 6/29 at 100.00 A2 1,234,091
1,180 5.000%, 6/01/33 6/29 at 100.00 A2 1,292,501
1,240 5.000%, 6/01/34 6/29 at 100.00 A2 1,352,741
University of North Carolina, Charlotte, General Revenue
Bonds, Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 Aa3 249,764
4,415 4.000%, 10/01/40 10/27 at 100.00 Aa3 4,268,069
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 Aa3 2,277,948
6,600 5.000%, 10/01/47 10/27 at 100.00 Aa3 6,902,346

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
$ 1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 $ 1,103,330
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 920,613
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 Aa3 1,102,154
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,391,320
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 5.000%, 10/01/34 10/29 at 100.00 Aa3 1,107,820
1,275 5.000%, 10/01/35 10/29 at 100.00 Aa3 1,401,697
595 4.000%, 10/01/36 10/29 at 100.00 Aa3 599,784
University of North Carolina, Wilmington, General Revenue
Bonds, Series 2021:
750 4.000%, 10/01/41 10/29 at 100.00 Aa3 719,872
1,000 4.000%, 10/01/50 10/29 at 100.00 Aa3 902,460
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,750,695
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
8,910 4.000%, 4/01/45 4/30 at 100.00 Aa3 8,393,933
1,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 925,990
91,575 Total Education and Civic Organizations 94,366,560
Health Care - 10.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA- 2,062,740
3,000 5.000%, 1/15/36 1/26 at 100.00 AA- 3,110,880
1,685 5.000%, 1/15/40 1/26 at 100.00 AA- 1,726,249
5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2022A, 4.000%, 1/15/43
1/32 at 100.00 AA- 5,285,280
4,735 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 4,447,064
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 611,033
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
12,660 4.000%, 11/01/49 11/29 at 100.00 AA- 12,115,240
7,245 4.000%, 11/01/52 11/29 at 100.00 AA- 6,808,199
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 2,990,533
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 5,902,192
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
3/23 at 100.00 AA- 1,939,640
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 AA- 1,084,930
1,000 5.000%, 12/01/33 12/28 at 100.00 AA- 1,075,900
8,070 University of North Carolina, Chapel Hill, North Carolina, Hospital Revenue
Bonds, System Series 2019, 5.000%, 2/01/49
No Opt. Call AA 9,026,295
58,260 Total Health Care 58,186,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
$ 280 4.000%, 3/01/29 3/28 at 103.00 N/R $ 260,823
285 4.000%, 3/01/30 3/28 at 103.00 N/R 261,690
295 4.000%, 3/01/31 3/28 at 103.00 N/R 266,320
550 4.000%, 3/01/41 3/28 at 103.00 N/R 427,383
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 BBB- 2,188,177
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/44
7/26 at 103.00 N/R 1,016,523
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB- 763,306
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 556,803
225 5.000%, 10/01/31 10/26 at 100.00 BBB 227,412
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 654,936
7,935 Total Long-Term Care 6,623,373
Materials - 0.3%
1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,647,555
Tax Obligation/General - 8.9%
Asheville, North Carolina, General Obligation Bonds,
Refunding Series 2023:
500 5.000%, 6/01/35 6/33 at 100.00 AAA 589,230
500 4.000%, 6/01/39 6/33 at 100.00 AAA 501,905
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,344,175
1,750 4.000%, 7/01/36 7/26 at 100.00 AAA 1,771,035
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,068,100
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,915,409
Davidson County, North Carolina, General Obligation
Bonds, Refunding Series 2016:
300 5.000%, 6/01/25 No Opt. Call Aa1 312,846
1,150 5.000%, 6/01/26 No Opt. Call Aa1 1,223,416
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,065,140
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call AAA 2,537,654
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,478,425
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
715 5.000%, 4/01/29 No Opt. Call AA+ 807,135
965 5.000%, 4/01/31 No Opt. Call AA+ 1,123,685
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 521,577
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 531,075
2,000 Mecklenburg County, North Carolina, General Obligation Bonds,
Refunding Series 2013A, 5.000%, 12/01/26
No Opt. Call AAA 2,157,340
2,500 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2020A, 5.000%, 6/01/30
No Opt. Call AAA 2,898,900

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA $ 4,018,920
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call AAA 11,848,259
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,293,692
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 532,580
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 AA+ 2,224,387
Wake County, North Carolina, Limited Obligation Bonds,
Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 AA+ 2,276,200
2,000 5.000%, 9/01/36 9/29 at 100.00 AA+ 2,206,080
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
250 5.000%, 6/01/29 No Opt. Call AAA 284,605
290 5.000%, 6/01/31 No Opt. Call AAA 342,006
44,735 Total Tax Obligation/General 47,873,776
Tax Obligation/Limited - 20.9%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
650 5.000%, 4/01/30 No Opt. Call AA 744,711
655 5.000%, 4/01/31 No Opt. Call AA 762,191
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,307,550
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,432,227
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 433,888
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 108,348
Cabarrus County, North Carolina, Limited Obligation
Installment Financing Contract Bonds, Refunding Series
2022A:
1,000 5.000%, 6/01/29 No Opt. Call Aa1 1,132,250
4,675 5.000%, 6/01/40 6/32 at 100.00 Aa1 5,195,234
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,089,861
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,739,295
990 Charlotte, North Carolina, Certificates of Participation, Government
Facilities & Equipment, Series 2021B, 5.000%, 12/01/29
No Opt. Call AA+ 1,131,026
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,525,087
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,108,660
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,578,572
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
710 5.000%, 12/01/30 No Opt. Call AAA 830,523
520 5.000%, 12/01/31 12/30 at 100.00 AAA 607,370
800 5.000%, 12/01/32 12/30 at 100.00 AAA 932,792
625 4.000%, 12/01/34 12/30 at 100.00 AAA 661,225
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 322,864
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 378,482
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 662,578

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
$ 500 4.000%, 6/01/38 6/30 at 100.00 Aa2 $ 499,940
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 496,800
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,563,928
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,056,180
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,362,405
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
200 4.000%, 6/01/32 6/31 at 100.00 AA 214,658
420 4.000%, 6/01/33 6/31 at 100.00 AA 449,904
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
3/23 at 100.00 N/R 83,933
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
495 5.000%, 6/01/29 No Opt. Call Aa3 557,434
695 5.000%, 6/01/30 No Opt. Call Aa3 793,551
400 5.000%, 6/01/31 No Opt. Call Aa3 463,676
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
800 5.000%, 4/01/32 4/30 at 100.00 AA 912,448
555 5.000%, 4/01/33 4/30 at 100.00 AA 632,245
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 559,867
775 4.000%, 6/01/33 6/31 at 100.00 AA 830,180
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
220 4.000%, 10/01/30 No Opt. Call Aa1 238,383
125 4.000%, 10/01/32 10/30 at 100.00 Aa1 134,334
150 4.000%, 10/01/33 10/30 at 100.00 Aa1 159,702
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
240 4.375%, 3/01/25, 144A No Opt. Call N/R 234,571
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,461,552
Nags Head, North Carolina, Limited Obligation Bonds,
Series 2023:
660 5.000%, 6/01/37 , (WI/DD, Settling 1/03/23) 6/33 at 100.00 Aa2 750,400
920 5.000%, 6/01/39 , (WI/DD, Settling 1/03/23) 6/33 at 100.00 Aa2 1,033,390
930 5.000%, 6/01/41 , (WI/DD, Settling 1/03/23) 6/33 at 100.00 Aa2 1,037,555
935 5.000%, 6/01/42 , (WI/DD, Settling 1/03/23) 6/33 at 100.00 Aa2 1,037,915
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call AA+ 4,111,162
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA 5,219,730
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
4,395 5.000%, 5/01/29 5/27 at 100.00 AA+ 4,783,738
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 9,746,908
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 AA+ 2,810,975
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 AA+ 2,473,837
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call AA+ 2,110,084
1,000 Onslow County, North Carolina, Limited Obligation Bonds, Series 2016,
5.000%, 10/01/27
10/26 at 100.00 Aa2 1,072,830
500 Orange County, North Carolina, Limited Obligation Bonds, Series 2021A,
5.000%, 11/15/28
No Opt. Call AA+ 560,130

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 14,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R $ 14,819,557
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,054,514
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 469,728
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 773,183
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,066,540
1,970 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 1,997,619
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,553,729
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 325,308
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,746,251
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 543,480
250 5.000%, 12/01/33 12/27 at 100.00 A 269,683
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 721,948
690 5.000%, 12/01/35 12/28 at 100.00 A 743,730
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,067,080
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 573,551
104,075 Total Tax Obligation/Limited 111,864,980
Transportation - 19.7%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,095,960
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,117,850
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,046,186
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,008,603
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 6,857,412
3,500 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 Aa3 3,316,355
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB 1,498,200
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB 10,499,465
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB 715,545
880 0.000%, 7/01/29 7/26 at 87.76 BBB 669,504
175 0.000%, 7/01/32 7/26 at 75.72 BBB 114,508
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 883,335
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,616,400
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,717,913
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,726,519
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 965,711
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,201,104

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
$ 5,150 0.000%, 1/01/42 1/30 at 68.97 AA+ $ 2,191,582
15,500 0.000%, 1/01/47 1/30 at 58.00 AA+ 5,066,795
6,000 0.000%, 1/01/48 1/30 at 55.97 AA+ 1,857,960
3,600 0.000%, 1/01/49 1/30 at 54.10 AA+ 1,059,516
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,063,680
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,455,398
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,799,825
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA 45,665
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,320,860
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 12,293,811
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 10,987,996
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 8,023,299
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,115,840
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,278,876
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 312,963
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 841,500
160,685 Total Transportation 105,766,136
U.S. Guaranteed - 4.4% (4)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,243,322
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 416,604
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,830,594
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,809,794
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,029,960
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,154,537
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,258,053
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,046,064
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1 2,538,556
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson
& Wales University, Series 2013A, 5.000%, 4/01/28, (Pre-refunded
4/01/23)
4/23 at 100.00 A- 1,001,390
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 333,179
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,762,322
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,014,658
22,135 Total U.S. Guaranteed 23,439,033

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 19.2%
$ 800 Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020, 5.000%, 4/01/32
4/30 at 100.00 Aa2 $ 912,448
Cape Fear Public Utility Authority, North Carolina,  Water
and Sewer System Revenue Bonds, Refunding Series
2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 AA+ 1,902,334
6,615 4.000%, 8/01/44 8/29 at 100.00 AA+ 6,465,104
410 Cary, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2020B, 5.000%, 12/01/29
No Opt. Call AAA 471,135
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 988,664
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 535,890
15,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series
2022A, 5.000%, 7/01/45
7/32 at 100.00 AAA 16,716,750
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 AA- 2,079,303
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,064,640
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,815 5.000%, 12/01/26 No Opt. Call AAA 1,957,786
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,102,720
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 2,804,217
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 4,843,050
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 AAA 14,832,242
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
550 5.000%, 5/01/30 No Opt. Call Aa1 632,934
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 442,907
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 Aa1 324,116
325 4.000%, 12/01/42 12/32 at 100.00 Aa1 320,658
300 4.125%, 12/01/43 12/32 at 100.00 Aa1 300,015
330 4.125%, 12/01/44 12/32 at 100.00 Aa1 328,307
725 5.000%, 12/01/46 12/32 at 100.00 Aa1 793,803
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,220,676
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 5,296,550
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 683,874
215 Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series
2020, 5.000%, 8/01/31
8/30 at 100.00 AA 246,846
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,789,392
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,488,573
North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 A 3,267,750
740 5.000%, 1/01/30 7/26 at 100.00 A 788,329
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,319,248
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,476,826

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
$ 1,215 5.000%, 6/01/27 No Opt. Call AA $ 1,309,855
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,441,199
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,078,410
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 630,804
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,012,822
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,666,657
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,082,444
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 530,365
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 409,324
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 435,152
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,368,402
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
1,150 5.000%, 6/01/25 No Opt. Call AAA 1,200,519
2,800 5.000%, 6/01/26 No Opt. Call AAA 2,987,712
365 5.000%, 6/01/29 6/26 at 100.00 AAA 391,087
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
650 5.000%, 6/01/28 No Opt. Call AAA 724,672
500 5.000%, 6/01/29 No Opt. Call AAA 569,210
525 5.000%, 6/01/30 No Opt. Call AAA 608,769
680 4.000%, 6/01/34 6/32 at 100.00 AAA 729,266
96,335 Total Utilities 102,573,756
$ 587,510 Total Long-Term Investments (cost $564,068,340) 552,341,344
Other Assets & Liabilities, Net - (3.1)% (16,548,824)
Net Assets - 100% $ 535,792,520

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 552,341,344 $ – $ 552,341,344
Total
$ – $ 552,341,344 $ – $ 552,341,344
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.